Annual Fund Operating Expenses - PIMCO Emerging Markets Corporate Bond Fund - Institutional	Jul. 30, 2021
Operating Expenses:
Management Fees	0.90%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.90%